1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
ALEXANDER C. KARAMPATSOS alexander.karampatsos@dechert.com +1 202 261 3402 Direct

March 5, 2018

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:  Goldman Sachs Trust (the “Registrant”)

File Nos. 33-17619 and 811-05349

Post-Effective Amendment No. 657 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectus offering the Registrant’s Fundamental Emerging Markets Equity Funds and the Prospectus offering the Registrant’s Fundamental International Equity Funds that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on February 28, 2018.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202-261-3402.

Very truly yours,

/s/ Alexander C. Karampatsos

Alexander C. Karampatsos